Victory Trivalent International Small-Cap Fund Expense Example, No Redemption - Victory Trivalent International Small-Cap Fund - Class C	Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 213
Expense Example, No Redemption, 3 Years	942
Expense Example, No Redemption, 5 Years	1,693
Expense Example, No Redemption, 10 Years	$ 3,265